Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB). The Company considers the U.S. dollar to be its functional currency.

Basis of Presentation

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB). The Company considers the U.S. dollar to be its functional currency.

Reverse Stock Split

Reverse Stock Split

        The Company's Board of Directors and stockholders approved a 1-for-6.2 reverse stock split of the Company's Common Stock. The reverse stock split became effective on October 30, 2013. All share and per share amounts in the financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

Use of Estimates

Use of Estimates

Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. In preparing these financial statements, management used significant estimates in the following areas, among others: stock-based compensation expense, the determination of the fair value of stock-based awards, the fair value of liability-classified preferred and common stock warrants, and the accounting for research and development costs, accrued expenses and the recoverability of the Company’s net deferred tax assets and related valuation allowance.

Use of Estimates

        Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. In preparing these financial statements, management used significant estimates in the following areas, among others: stock-based compensation expense, the determination of the fair value of stock-based awards, the fair value of liability-classified preferred stock warrants, the accounting for research and development costs, accrued expenses and the recoverability of the Company's net deferred tax assets and related valuation allowance.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents subject the Company to concentrations of credit risk. However, the Company has invested in U.S. Treasury Bills and money market mutual funds that invest substantially all of their assets in U.S. government securities. Cash equivalents are valued at cost, which approximates their fair market value.

Cash and Cash Equivalents

        The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents subject the Company to concentrations of credit risk. However, the Company has invested in money market mutual funds that invest substantially all of their assets in U.S. government securities. Cash equivalents are valued at cost, which approximates their fair market value.

Restricted Cash

Restricted Cash

        At December 31, 2012 and 2013, the Company maintained letters of credit totaling $214,000 and $112,000, respectively, as collateral for the Company's facility and laboratory equipment lease obligations in Pennsylvania.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk and Off-Balance Sheet Risk

        Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents, restricted cash and grants receivable. The Company maintains its cash and cash equivalent balances in the form of money market mutual funds that invest substantially all of their assets in U.S. government securities with financial institutions that management believes are creditworthy. The Company's investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk.

        The Company routinely assesses the creditworthiness of its collaborators. The Company has not experienced any material losses related to receivables from collaborators. The Company does not require collateral from its collaborators.

        The Company has not recognized any losses from credit risks on such accounts. The Company believes it is not exposed to significant credit risk on cash.

Property and Equipment

Property and Equipment

        Property and equipment consists of computer and laboratory equipment, software, office equipment, furniture and leasehold improvements and is recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement or sale the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Property and equipment are depreciated on a straight-line basis over their estimated useful lives. The Company uses a life of three years for computer equipment, and five years for laboratory equipment, office equipment, furniture and software. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.

        The Company reviews long-lived assets when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets. No impairment losses were recorded in 2012 or 2013.

Grant Revenue Recognition

Grant Revenue Recognition

        The Company recognizes grant revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed and determinable, and collectibility is reasonably assured. In 2009, the Company received a research grant from the National Institutes of Health (NIH) to assist in the funding of certain research activities from September 2009 through August 2011. The amount of the award was approximately $7.6 million and as of December 31, 2011, the Company had completed all activities and recognized all revenue related to this grant. In August 2011, the Company received a second research grant from the NIH to assist in the funding of its d-opioid program. The award contemplated funding up to $496,000 during the period from August 15, 2011 through July 31, 2016, subject to availability of funds and successful progression of the program. Through June 6, 2013, the Company had received $338,162 and on June 6, 2013, the Company was informed that no additional funds would be made available. In November 2011, the Company received a research grant for approximately $205,000 from the Michael J. Fox Foundation for the funding of certain research activities from December 2011 through November 2012. As of December 31, 2012, the Company had completed all activities and recognized all revenue related to this grant. The Company recognizes revenue under all three grants in earnings in the period in which the related expenditures are incurred. During the years ended December 31, 2012 and 2013, the Company recognized revenue related to these grants of $407,595 and $84,980, respectively.

Collaboration Revenue Recognition

Collaboration Revenue Recognition

        The Company recognizes collaboration revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed and determinable, and collectibility is reasonably assured. In May 2012, the Company entered into a research collaboration with Merck Sharp & Dohme Corporation (Merck), requiring the Company to conduct certain research activities. The Company was paid $400,000 for this work and this revenue was recognized in 2012 when all of the recognition criteria were achieved. The research collaboration agreement was amended in April 2013 for an additional $50,000 for research activities that were completed and thus recognized as revenue in 2013.

Research and Development

Research and Development

        Research and development costs are charged to expense as incurred. These costs include, but are not limited to, employee-related expenses, including salaries, benefits and travel and stock-based compensation of our research and development personnel; expenses incurred under agreements with contract research organizations and investigative sites that conduct clinical trials and preclinical studies; the cost of acquiring, developing and manufacturing clinical trial materials; facilities; other supplies; allocated facilities, depreciation and other expenses, which include rent and utilities; insurance; and costs associated with preclinical activities and regulatory operations.

        Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as subject enrollment, clinical site activations or information provided to the Company by its vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development expense, as the case may be.

Comprehensive Loss

Comprehensive Loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for all periods presented.

Income Taxes

Income Taxes

        Income taxes are recorded in accordance with ASC Topic 740, Income Taxes (ASC 740), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

        The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2012 and 2013, the Company does not have any significant uncertain tax positions.

Preferred Stock Warrants

Preferred Stock Warrants

        Freestanding warrants that are related to the purchase of preferred stock are classified as liabilities and recorded at fair value regardless of the timing of the redemption feature or the redemption price or the likelihood of redemption. The warrants are subject to re-measurement at each balance sheet date and any change in fair value is recognized as a component of change in fair value of warrant liability in the Statements of Operations and Comprehensive Loss. Pursuant to the terms of these warrants, upon the conversion to common stock of the series of preferred stock underlying the warrant, the warrants automatically become exercisable for shares of common stock based upon the conversion ratio of the underlying preferred stock. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants or the conversion of the underlying preferred stock. The preferred stock warrants are classified as Level 3 liabilities (see Fair Value Measurements). In November 2013, one of the Company's warrant holders exercised its warrants to purchase 550,000 shares of the Company's Series B preferred stock. Of the remaining 1,225,000 outstanding warrants to purchase preferred stock at December 31, 2013, 1,100,000 were net exercised immediately prior to the consummation of the Company's initial public offering in February 2014. Upon consummation of the Company's initial public offering, the remaining warrant to purchase up to 125,000 shares of the Company's Series B preferred stock was converted into a warrant to purchase up to 20,161 shares the Company's common stock.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The carrying amount of the Company's financial instruments, which include cash and cash equivalents, grants receivable, restricted cash, accounts payable and accrued expenses approximate their fair values, given their short-term nature. The carrying amount of the Company's loans payable at December 31, 2012 approximates fair value because the interest rate is reflective of the rate the Company could obtain on debt with similar terms and conditions. The preferred stock warrants are carried at fair value as disclosed above. The Company has evaluated the estimated fair value of financial instruments using available market information and management's estimates. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Fair Value Measurements

Fair Value Measurements

ASC Topic 820, Fair Value Measurement (ASC 820), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a three-tier fair value hierarchy that distinguishes among the following:

•	Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•

Level 2—Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Items measured at fair value on a recurring basis include money market mutual funds, restricted cash and warrants to purchase redeemable convertible preferred stock and common stock. During the periods presented, the Company has not changed the manner in which it values assets and liabilities that are measured at fair value using Level 3 inputs. The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2013
Assets
Money market mutual funds	$35,551,000	$—	$—	$35,551,000
Restricted cash	112,000	—	—	112,000
Total assets	$35,663,000	$—	$—	$35,663,000
Liabilities
Warrants to purchase redeemable preferred stock	$—	$—	$350,519	$350,519
Total liabilities	$—	$—	$350,519	$350,519
September 30, 2014
Assets
Money market mutual funds	$—	$—	$—	$—
U.S. Treasury Bills	—	—	—	—
Restricted cash	112,000	—	—	112,000
Total assets	$112,000	$—	$—	$112,000
Liabilities
Warrants to purchase common stock	$—	$—	$95,741	$95,741
Total liabilities	$—	$—	$95,741	$95,741

The U.S. Treasury Bills and money market mutual funds noted above are included in cash and cash equivalents in the accompanying balance sheets. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the three or nine months ended September 30, 2013 or 2014. However, as of September 30, 2014, all existing funds previously held in money market mutual funds had been recently transferred to the Company’s operating bank account pending transition to a new banking provider. As of the date of this report, these amounts have been transferred back from the operating bank account to money market mutual funds.

The following table sets forth a summary of changes in the fair value of the Company’s warrant liability, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs:

Warrant Liability
Balance as of December 31, 2013	$350,519
Amounts acquired or issued	—
Changes in estimated fair value	(109,522)
Amounts reclassified to additional paid-in capital	(145,256)
Balance as of September 30, 2014	$95,741

In connection with the issuance of debt, on September 19, 2014, the Company issued to the lenders and the placement agent in the transaction warrants to purchase an aggregate of 7,678 shares of the Company’s common stock.  These detachable warrant instruments have qualified for equity classification and have been allocated upon the relative fair value of the base instrument and the warrants, according to the guidance of ASC 470-20-25-2. See Note 4 for additional information.

In connection with the issuance and sale of the Company’s Series B-1 preferred shares in 2011, the Company issued to the purchasers warrants to purchase 1,650,000 shares of the Company’s Series B-1 Preferred Stock. Additionally, in connection with a banking facility entered into in 2011, the Company issued a warrant to purchase 125,000 shares of Series B preferred stock. As of December 31, 2013, the fair value of the warrants outstanding of $350,519 was recognized as a liability in the Company’s balance sheet in accordance with the guidance for accounting for certain financial instruments with characteristics of both liabilities and equity as the warrants entitle the holder to purchase preferred stock that is considered contingently redeemable. Upon the Company’s IPO, 1,100,000 of the outstanding Series B-1 warrants were net exercised into 20,273 shares of common stock and the remaining fair value of $145,256 associated with these particular warrants was reclassified to additional paid-in capital.  The warrant to purchase 125,000 shares of Series B preferred stock was converted into a warrant to purchase up to 20,161 shares of the Company’s common stock and remains outstanding with a fair value recorded as a liability of $95,741 at September 30, 2014 as it contains a cash settlement feature upon certain strategic transactions.

The fair value of the warrants classified as liabilities on each re-measurement date is estimated using the Black-Scholes option pricing model. For this liability, the Company develops its own assumptions that do not have observable inputs or available market data to support the fair value. This method of valuation involves using inputs such as the fair value of the Company’s various classes of preferred stock, stock price volatility, the contractual term of the warrants, risk free interest rates and dividend yields. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement. The following assumptions were used at September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
	Common stock warrant liability	Series B-1 preferred stock warrant liability	Series B preferred stock warrant liability
Estimated remaining term	7.59 years	0.25 years	8.4 years
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.27%	0.38%	2.75%
Fair value of underlying instrument	$ 6.42	$ 7.00	$ 7.00
Volatility	77%	71%	70%

The warrant liability is recorded on its own line item on the Company’s Balance Sheet and is marked-to-market at each reporting period with the change in fair value recorded on its own line in the Statement of Operations and Comprehensive Loss.

Fair Value Measurements

        ASC Topic 820, Fair Value Measurement (ASC 820), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances.

        ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a three-tier fair value hierarchy that distinguishes among the following:

  •
  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

  •
  Level 2—Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

  •
  Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

        To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

        Items measured at fair value on a recurring basis include money market mutual funds, restricted cash and warrants to purchase redeemable convertible preferred stock. During the periods presented, the Company has not changed the manner in which it values assets and liabilities that are measured at fair value using Level 3 inputs. The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis:

	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2012
Assets
Money market mutual funds	$3,050,003	$—	$—	$3,050,003
Restricted cash	214,000	—	—	214,000

Total assets	$3,264,003	$—	$—	$3,264,003

Liabilities
Warrants to purchase redeemable preferred stock	$—	$—	$1,393,674	$1,393,674

Total liabilities	$—	$—	$1,393,674	$1,393,674

December 31, 2013
Assets
Money market mutual funds	$35,551,000	$—	$—	$35,551,000
Restricted cash	112,000	—	—	112,000

Total assets	$35,663,000	$—	$—	$35,663,000

Liabilities
Warrants to purchase redeemable preferred stock	$—	$—	$350,519	$350,519

Total liabilities	$—	$—	$350,519	$350,519

        The following table sets forth a summary of changes in the fair value of the Company's preferred warrant liability, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs:

Redeemable Convertible Preferred Stock Warrant Liability
Balance as of December 31, 2011	1,336,543
Amounts acquired or issued	101,707
Changes in estimated fair value	(44,576)

Balance as of December 31, 2012	1,393,674
Amounts acquired or issued	(801,677)
Changes in estimated fair value	(241,478)

Balance as of December 31, 2013	$350,519

        The money market mutual funds noted above are included in cash and cash equivalents in the accompanying balance sheets. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the years ended December 31, 2012 or 2013.

        The fair value of the warrants on the date of issuance and on each re-measurement date of those warrants classified as liabilities is estimated using the Black-Scholes option pricing model using the following assumptions: contractual life according to the remaining terms of the warrants at December 31, 2012 and 1.1 years at December 31, 2013, no dividend yield, weighted average risk-free interest rate of 1.92% and 0.62% at December 31, 2012 and 2013, respectively, fair value of underlying instrument of $1.00 share and $1.13 per share at December 31, 2012 and 2013, respectively, and weighted average volatility of 80% and 71% at December 31, 2012 and 2013, respectively. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. This method of valuation involves using inputs such as the fair value of the Company's various classes of preferred stock, stock price volatility, the contractual term of the warrants, risk free interest rates and dividend yields. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement. The Company accounts for its redeemable convertible preferred stock warrants as liabilities in accordance with the guidance for accounting for certain financial instruments with characteristics of both liabilities and equity as the warrants entitle the holder to purchase preferred stock that is considered contingently redeemable. The warrant liability is recorded on its own line item on the Company's Balance Sheets. The warrant liability is marked-to-market each reporting period with the change in fair value recorded on its own line in the Statement of Operations and Comprehensive Loss until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument.

Stock-Based Compensation

Stock-Based Compensation

        At December 31, 2013, the Company had one stock-based compensation plan, which is more fully described in Note 7. The Company accounts for stock-based compensation in accordance with the provisions of ASC Topic 718, Compensation—Stock Compensation (ASC 718), which requires the recognition of expense related to the fair value of stock-based compensation awards in the Statements of Operations and Comprehensive Loss.

        For stock options issued to employees and members of the board of directors for their services on the board, the Company estimates the grant date fair value of each option using the Black-Scholes option-pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates, the value of the common stock and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, the Company recognizes stock-based compensation expense, net of estimated forfeitures, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to both performance and service-based vesting conditions, the Company recognizes stock-based compensation expense using the accelerated attribution method when it is probable that the performance condition will be achieved. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        Share-based payments issued to non-employees are recorded at their fair values, and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC 718 and ASC Topic 505, Equity. See Note 7 for a discussion of the assumptions used by the Company in determining the grant date fair value of options granted under the Black-Scholes option pricing model, as well as a summary of the stock option activity under the Company's stock-based compensation plan for the years ended December 31, 2012 and 2013.

Clinical Trial Expense Accruals

Clinical Trial Expense Accruals

        As part of the process of preparing its financial statements, the Company is required to estimate its expenses resulting from its obligations under contracts with vendors, clinical research organizations and consultants and under clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts. The Company's objective is to reflect the appropriate trial expenses in its financial statements by matching those expenses with the period in which services are performed and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by subject progression and the timing of various aspects of the trial. The Company determines accrual estimates through financial models taking into account discussion with applicable personnel and outside service providers as to the progress or state of consummation of trials, or the services completed. During the course of a clinical trial, the Company adjusts its clinical expense recognition if actual results differ from its estimates. The Company makes estimates of its accrued expenses as of each balance sheet date based on the facts and circumstances known to it at that time. The Company's clinical trial accruals are dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in it reporting amounts that are too high or too low for any particular period. For the years ended December 31, 201 and 2013, there were no material adjustments to the Company's prior period estimates of accrued expenses for clinical trials.

Segment Information

Segment Information

        Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company's chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company's operations and manage its business as one operating segment. All long-lived assets of the Company reside in the United States.

Basic and Diluted Net Loss Per Share of Common Stock

Basic and Diluted Net Loss Per Share of Common Stock

        Basic net loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, excluding the dilutive effects of preferred stock, warrants to purchase preferred stock and stock options. Diluted net loss per share of common stock is computed by dividing the net loss attributable to common stockholders by the sum of the weighted-average number of shares of common stock outstanding during the period plus the potential dilutive effects of preferred stock and warrants to purchase preferred stock, and stock options outstanding during the period calculated in accordance with the treasury stock method, although these shares, options and warrants are excluded if their effect is anti-dilutive. Because the impact of these items is anti-dilutive during periods of net loss, there was no difference between basic and diluted net loss per share of Common Stock for the years ended December 31, 2012 and 2013.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On June 10, 2014, FASB issued ASU No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation” (“ASU 2014-10”). ASU 2014-10 eliminates the accounting and reporting differences in U.S. GAAP between development stage entities and other operating entities, including the presentation of inception-to-date financial statement information and the development stage entity financial statement label. FASB guidance related to Risks and Uncertainties and FASB guidance utilized to determine if an entity is a variable interest entity now applies to entities that have not commenced planned principal operations. These changes will provide more consistent consolidation analysis and decisions among reporting entities.  While these amendments are retrospectively effective for annual reporting periods beginning after December 15, 2014, early adoption is permitted for any annual reporting period or interim period for which the entity’s financial statements have not yet been issued. The Company has elected early adoption in the current period.  The Company’s adoption of this standard did not have a significant impact on its financial position, results of operations or cash flows.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements

        On April 5, 2012, the Jump-Start Our Business Startups Act (the JOBS Act) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an "emerging growth company." The Company is considered an emerging growth company, but has elected to not take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. As a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

        In February 2013, FASB issued ASU No. 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ('ASU 2013-02). ASU 2013-02 requires companies to present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. The adoption of this standard did not have a significant impact on its financial position, results of operations or cash flows.